Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of revenues by geographic areas
	September 30, 2022		September 30, 2021		September 30, 2020
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$96,449,118	92%	$133,852,929	80%	$102,253,954	73%
Hong Kong and Taiwan	8,948,112	8%	32,244,188	19%	29,415,528	21%
Others	19,516	-%	1,647,684	1%	8,404,435	6%
Total	$105,416,746	100%	$167,744,801	100%	$140,073,917	100%